8. Condensed Financial Information of Focus (Details - Income Statement) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015
Revenue	$ 79,670	$ 9,630	$ 250,659	$ 17,848	$ 11,638	$ 20,150	$ 20,150
Cost of revenue	13,232	2,025	31,326	6,075	5,750	9,000	10,700
Gross loss	66,438	7,605	219,333	11,773	5,888	11,150	9,450
Operation Expenses:
General and administrative	62,276	16,050	212,969	45,517	43,775	38,920	40,506
Professional fees	25,996	28,370	95,468	71,153	69,203	12,000	44,285
Total operating expenses	171,527	44,420	534,674	116,670	112,978	59,920	93,791
Loss from Operations	(105,089)	(36,815)	(315,341)	(104,897)	(107,090)	(48,770)	(84,341)
Other Income (Expense):
Loss from investment in Perfecular Inc.	0	0	0		0
Other income	5,868	0	7,858		1,000
Other expense	0	0	0	0	0	0	0
Total other income (expense)	5,933	(1,878)	7,605	(3,918)	6,649	0	0
Loss before income taxes	(99,156)	(38,693)	(307,736)	(108,815)	(100,441)	(48,770)	(84,341)
Income tax provision	800	800	1,600	800	800	0	0
Net Loss	(99,956)	(39,493)	(309,336)	$ (109,615)	(101,241)	$ (48,770)	$ (84,341)
Focus Universal, Inc. [Member]
Revenue	0	9,630	1,780		11,638
Cost of revenue	0	2,025	2,700		5,750
Gross loss	0	7,605	(920)		5,888
Operation Expenses:
General and administrative	6,461	16,050	39,455		43,775
Professional fees	18,896	28,370	72,726		69,203
Total operating expenses	25,357	44,420	112,181		112,978
Loss from Operations	(25,357)	(36,815)	(113,101)		(107,090)
Other Income (Expense):
Loss from investment in Perfecular Inc.	(78,562)	0	(199,948)		0
Other income	4,763	0	4,763		10,000
Other expense	0	(1,878)	(250)		(3,351)
Total other income (expense)	(58,221)	8,527	(123,636)		8,527
Loss before income taxes	(99,156)	(38,693)	(308,536)		(100,441)
Income tax provision	800	800	800		800
Net Loss	$ (99,956)	$ (39,493)	$ (309,336)		$ (101,241)